PRODUCT INFORMATION NOTICE DATED FEBRUARY 12, 2021
to the following variable annuity contracts

Select Leaders II/IIR/III/IV
Select Leaders Outlook I/IR/II
Select Leaders I/IR

ISSUED BY:
Talcott Resolution Life Insurance Company Separate Account Three and
Talcott Resolution Life and Annuity Insurance Company Separate Account Three

This product information notice should be retained for future reference.

Effective on or about April 30, 2021, the name of “Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund” is changing to “Invesco V.I. Discovery Mid Cap Growth Fund”.

HV-7831